UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22850

Permal Hedge Strategies Portfolio

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: March 31

Date of reporting period: September 30, 2015

ITEM 1. REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Schedule of investments (unaudited)

September 30, 2015

Permal Hedge Strategies Portfolio

	Cost	Fair Value	% of Net Assets
Investments in Portfolio Funds
Event Driven
Empyrean Capital Overseas Fund, Ltd.*(b)(d)	$3,350,000	$3,402,120	6.07%
Fortelus Special Situations Fund, Ltd.*(f)	73,421	110,109	0.20
H Offshore Fund, Ltd.*(b)(d)	650,000	1,315,380	2.35
OZ Overseas Fund II, Ltd.*(b)	3,200,000	3,534,579	6.30
Third Point Offshore Fund, Ltd.*(b)	2,318,978	2,598,776	4.63
Trian Partners, Ltd.*(b)	900,000	1,013,787	1.81
Twin Offshore, Ltd.*(a)	3,550,000	3,186,200	5.68
York Investment, Ltd.*(b)	3,350,000	3,251,797	5.80
Total Event Driven	17,392,399	18,412,748	32.84
Fixed Income Hedge
Apollo Strategic Value Offshore Fund, Ltd.*(g)	34,983	25,333	0.04
Canyon Balanced Fund (Cayman), Ltd.*(b)(d)	2,150,000	2,525,808	4.50
Gracie International Credit Opportunities Fund, Ltd.*(b)	1,875,000	1,918,294	3.42
JAE Credit Fund Ltd.*(g)(h)	3,580	3,718	0.01
New Generation Turnaround Fund, Ltd.*(a)(e)	1,637,223	1,492,077	2.66
Reef Road Fund Ltd.*(c)	1,250,000	1,210,068	2.16
River Birch International, Ltd.*(b)(d)	3,000,000	2,987,595	5.33
Standard General Offshore Fund, Ltd.*(b)(d)	2,400,000	2,448,159	4.37
Stone Lion Fund, Ltd.*(b)(d)	1,650,000	1,486,858	2.65
York Credit Opportunities Unit Trust*(b)	2,300,000	2,358,719	4.21
Total Fixed Income Hedge	16,300,786	16,456,629	29.35
Fixed Income Long — Developed Markets
Contrarian Fund I Offshore, Ltd.*(c)	500,000	658,111	1.17
LibreMax Offshore Fund, Ltd.*(b)(d)	2,765,000	3,110,375	5.55
Monarch Debt Recovery Fund, Ltd.*(c)	1,100,000	1,480,752	2.64
Shenkman Energy Opportunity Fund Ltd.*(b)	800,000	685,201	1.22
Thoroughbred Offshore Fund, Ltd.*(c)	779,997	1,160,374	2.07
Total Fixed Income Long — Developed Markets	5,944,997	7,094,813	12.65
Macro
BlueTrend Fund, Ltd.*(a)	1,350,000	1,457,843	2.60
Caxton Global Investments, Ltd.*(b)	1,950,000	2,237,831	3.99
Explorer Global Fund, Ltd.*(b)(d)	500,000	616,226	1.10
Gavea Fund, Ltd.*(a)	1,850,000	2,000,681	3.57
Graticule Asia Macro Fund Ltd*(b)	1,000,000	958,589	1.71
London Select Fund Ltd.*(a)	1,550,000	1,675,735	2.99

See Notes to Financial Statements.

16	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

Permal Hedge Strategies Portfolio

	Cost		Fair Value	% of Net Assets
Macro — continued
Moore Macro Managers Fund, Ltd.*(b)	$900,000		$1,040,293	1.85%
The Tudor BVI Global Fund, Ltd.*(b)	2,000,000		2,272,151	4.05
Total Macro	11,100,000		12,259,349	21.86
Total Investments in Portfolio Funds	$50,738,182	#	54,223,539	96.70
Other Assets Less Liabilities			1,848,473	3.30
Net Assets			$56,072,012	100%

Note: Investments in underlying Portfolio Funds are categorized by investment strategy.

*	Non-income producing security.

(a)	Redemptions permitted monthly.

(b)	Redemptions permitted quarterly.

(c)	Redemptions permitted annually.

(d)	Subject to investor level gates if a significant portion of the investment is redeemed.

(e)	$267,019 of this investment is subject to a minimum lock-up period.

(f)

Permal Hedge Strategies Portfolio’s interest in the Portfolio Fund is held in a side pocket and is redeemable only when the underlying investment is realized or converted to regular interest in the Portfolio Fund.

(g)

Permal Hedge Strategies Portfolio’s interest in the Portfolio Fund is in liquidation. In addition to any redemption proceeds that may have already been received, Permal Hedge Strategies Portfolio will continue to receive proceeds periodically as the Portfolio Fund is able to liquidate the underlying investments.

(h)	Portfolio Fund is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for U.S. federal income tax purposes is substantially the same.

See Notes to Financial Statements.

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	17

Statement of assets and liabilities (unaudited)

September 30, 2015

Assets
Investments in Portfolio Funds, at fair value (Cost — $50,738,182)	$54,223,539
Cash	3,681,083
Redemptions receivable from Portfolio Funds	388,440
Receivable for reimbursement from adviser	2,235
Total Assets	58,295,297

Liabilities
Capital withdrawals payable	1,830,000
Contributions received in advance	175,000
Professional fees payable	127,854
Management fees payable	53,123
Trustees’ fees payable	1,760
Accrued expenses	35,548
Total Liabilities	2,223,285
Total Net Assets	$56,072,012

Net Assets Consist of
Investors’ capital	$52,586,655
Net unrealized appreciation/depreciation	3,485,357
Total Net Assets	$56,072,012

See Notes to Financial Statements.

18	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

Statement of operations (unaudited)

For the Six Months Ended September 30, 2015

Investment Income
Income	$9,041
Total Investment Income	9,041

Fund Expenses
Investment management fee (Note 2)	323,537
Professional fees	128,645
Administration fees	77,650
Trustees’ fees	8,373
Custodian fees	955
Miscellaneous expenses	14,953
Total Operating Expenses	554,113
Less: Fee waivers and /or expense reimbursements (Note 2)	(10,482)
Net Expenses	543,631
Net Investment Loss	(534,590)
Net Realized Gain from Investments in Portfolio Funds	148,477
Net Change in Unrealized Depreciation from Investments in Portfolio Funds	(2,545,157)
Net Decrease in Net Assets Resulting from Operations	$(2,931,270)

See Notes to Financial Statements.

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	19

Statements of changes in net assets

For the Six Months Ended September 30, 2015 (unaudited) and the Year Ended March 31, 2015	September 30	March 31

Net Increase (Decrease) in Net Assets:

Operations:
Net investment loss	$(534,590)	$(847,696)
Net realized gain from investments in Portfolio Funds	148,477	239,492
Net change in unrealized appreciation (depreciation) from investments in Portfolio Funds	(2,545,157)	1,046,446
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,931,270)	438,242

Capital Transactions:
Proceeds from contributions	3,473,500	25,617,110
Value of withdrawals	(2,880,000)	–
Net Increase in Net Assets from Capital Transactions	593,500	25,617,110
Increase (Decrease) in Net Assets	(2,337,770)	26,055,352

Net Assets
Beginning of period	58,409,782	32,354,430
End of period	$56,072,012	$58,409,782

See Notes to Financial Statements.

20	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

Statement of cash flows (unaudited)

For the Six Months Ended September 30, 2015

Cash Provided by Operating Activities
Net decrease in net assets resulting from operations	$(2,931,270)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by operating activities
Purchases of investments in Portfolio Funds	(4,950,000)
Proceeds from the disposition of investments in Portfolio Funds	4,408,582
Net realized gain on investments in Portfolio Funds	(148,477)
Net change in unrealized depreciation from investments in Portfolio Funds	2,545,157
Decrease in investments in Portfolio Funds paid in advance	1,500,000
Decrease in receivable for reimbursement from adviser	5,718
Increase in trustees’ fees payable	995
Decrease in management fees payable	(461)
Decrease in professional fees payable	(82,641)
Decrease in accrued expenses	(12,961)
Net Cash Provided by Operating Activities	334,642

Cash Provided by Financing Activities
Proceeds from contributions	3,232,500
Value of withdrawals	(1,050,000)
Net Cash Provided by Financing Activities	2,182,500

Cash
Net increase in cash	2,517,142
Cash at beginning of period	1,163,941
Cash at end of period	$3,681,083

See Notes to Financial Statements.

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	21

Financial highlights (unaudited)

For each year ended March 31, unless otherwise noted:
	2015[1]	2015	2014[2]

Net assets, end of year (000s)	$56,072	$58,410	$32,354
Total return[3]	(4.85)%	0.85%	5.49%

Ratios to average net assets:
Gross expenses[4]	1.89%[5]	2.14%	2.97%[5]
Net expenses[4,6]	1.85%[5]	1.85%	2.01%[5]
Net investment loss	(1.82)%[5]	(1.76)%	(1.96)%[5]

Portfolio turnover	9%	5%	5%

[1]	For the six months ended September 30, 2015 (unaudited).

[2]	For the period June 12, 2013 (commencement of operations) to March 31, 2014.

[3]

Permal Hedge Strategies Portfolio is a closed-end fund, the shares of which are offered to the feeder funds. No secondary market for Permal Hedge Strategies Portfolio’s shares exists. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. The total return for periods less than one year has not been annualized.

[4]	Does not include expenses of the Portfolio Funds in which Permal Hedge Strategies Portfolio invests.

[5]	Annualized.

[6]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Permal Hedge Strategies Portfolio (the “Master Fund”) is a Maryland statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company. On June 12, 2013, Permal Hedge Strategies Fund I transferred substantially all of its assets to the Master Fund in return for an interest in the Master Fund. The Master Fund employs a “fund-of-hedge funds” investment program that provides a means for investors to participate in investments in private investment vehicles, typically referred to as hedge funds (“Portfolio Funds”), by providing a single portfolio of interests in underlying Portfolio Funds, which are managed by a number of third-party investment managers (the “Portfolio Managers”).

The Master Fund’s investment objective is to seek long-term capital appreciation while attempting to reduce risk and volatility. In seeking to achieve its objective, the Master Fund will provide its shareholders, through investments primarily in the Portfolio Funds, with access to a broad range of investment strategies with a global fixed income focus, which may include, but are not limited to, global fixed income strategies (e.g., U.S. and non-U.S. fixed income hedge, convertible arbitrage, fixed income arbitrage, asset-backed securities, long-only, high yield, emerging markets debt), global event-driven strategies (e.g., risk arbitrage, distressed debt, special situations, activists) and global macro strategies (e.g., discretionary, systematic, natural resources) and, to a lesser extent, equity long/short strategies.

The following are significant accounting policies consistently followed by the Master Fund and are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment valuation. The Master Fund primarily invests in Portfolio Funds. The net asset values of Portfolio Funds (“Underlying NAV”) are generally not readily available from pricing vendors, nor are they calculable independently by Permal Asset Management LLC (“Permal”), the Master Fund’s sub-adviser, or the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). Therefore, pursuant to the valuation procedures, the Master Fund, under the direction of the Valuation Committee and recommendations from Permal, fair values the Master Fund’s interests in the Portfolio Funds as of each date upon which the Master Fund calculates its net asset value (“NAV Date”). The Master Fund values, using the net asset value as a practical expedient to form the basis of fair value, each underlying Portfolio Fund as of the NAV Date primarily in reliance on the most recent Underlying NAV supplied by the Portfolio Fund’s third party administrator. In the event that a Portfolio Fund’s third party administrator does not report an Underlying NAV to the Master Fund on a timely basis, the Master Fund determines the fair value of its investment in such Portfolio Fund based on a valuation report provided by the Portfolio Fund, as well as any other relevant information available at the NAV Date. Certain securities in which the

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	23

Notes to financial statements (unaudited) (cont’d)

Portfolio Funds invest may not have a readily ascertainable market price and are fair valued by the Portfolio Managers and/or their administrators. In the event the Underlying NAV is not as of the NAV Date, Permal will use benchmarks or other triggers in determining if a significant market movement has occurred between the effective date of the Underlying NAV and the Master Fund’s NAV Date that should be taken into consideration when determining the reasonableness of the Underlying NAV.

Prior to investing in any Portfolio Fund, Permal conducts a due diligence review of the valuation methodology utilized by a Portfolio Fund’s third party administrator, which utilizes market values when available and otherwise utilizes principles of fair value consistent with U.S. GAAP.

The Board of Trustees (the “Board”) is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Valuation Committee. The Valuation Committee, pursuant to the policies adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Master Fund’s pricing policies, and reporting to the Board.

Some of the Portfolio Funds may hold a portion of their assets in “side pockets,” which are sub-funds within the Portfolio Funds that have restricted liquidity, potentially extending over a much longer period than the typical liquidity an investment in the Portfolio Funds may provide. Should the Master Fund seek to liquidate its investment in a Portfolio Fund that maintains these side pockets, the Master Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, until the Master Fund is permitted to fully liquidate its interest in the Portfolio Fund, the fair value of its investment could fluctuate based on adjustments to the value of the side pocket. At September 30, 2015, $110,109 or 0.2% of the Master Fund’s net assets was invested in a side pocket maintained by a Portfolio Fund.

As a general matter, the fair value of the Master Fund’s investment in a Portfolio Fund represents the amount that the Master Fund can reasonably expect to receive if the Master Fund’s investment was redeemed in an orderly transaction at the time of valuation. The Portfolio Funds provide for periodic redemptions ranging from monthly to annually. The Portfolio Funds generally require advance notice of an investor’s intent to redeem its interest, and may, depending on the Portfolio Funds’ governing agreements, deny or delay a redemption request. The underlying investments of each Portfolio Fund are accounted for at fair value in accordance with U.S. GAAP. The Portfolio Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

The Master Fund considers whether an adjustment should be made to an Underlying NAV when the Underlying NAV does not represent fair value consistent with U.S. GAAP or when it is probable that the Master Fund will sell a portion of the Portfolio Fund at an amount different from the Underlying NAV. No adjustments were made to the Underlying NAVs as of September 30, 2015.

24	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

U.S. GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Master Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Master Fund’s assets and liabilities carried at fair value:

		ASSETS
Description	9/30/2015	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Investments in Portfolio Funds†
Fixed income hedge	$3,718	—	—	$3,718
Other investments in Portfolio Funds measured at net asset value(a)	54,219,821	—	—	—
Total investments in Portfolio Funds	$54,223,539	—	—	$3,718

†	See Schedule of Investments for additional detailed categorizations.

(a)

In accordance with U.S. GAAP, certain investments in Portfolio Funds that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

The following is a summary of the investment strategies, liquidity, redemption notice periods and any restrictions on the liquidity provisions of the investments in Portfolio Funds held by the Master Fund as of September 30, 2015. Portfolio Funds with no current redemption restrictions may be subject to future gates, lock-up provisions or other restrictions, in accordance with their offering documents which would affect their liquidity. The Master Fund had no unfunded capital commitments as of September 30, 2015.

Global fixed income strategies can include U.S. and non-U.S. fixed income hedge, fixed income arbitrage, convertible arbitrage, asset-backed securities, long-only, high yield, and emerging markets debt. U.S. and non-U.S. fixed income hedge generally involve Portfolio Managers taking both long and short positions in credit related instruments, including bonds, loans, asset-backed securities and credit default swaps and in some or all quality segments including investment grade, high yield, and emerging markets debt. Fixed income arbitrage generally involves Portfolio Managers attempting to capture mispricing within and

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	25

Notes to financial statements (unaudited) (cont’d)

across global fixed income markets and associated derivatives. Value may be added by taking advantage of advantageous tax provisions, yield curve anomalies, volatility differences and arbitraging bond futures versus the underlying bonds (basis trading). Typically, a large amount of leverage is used to enhance returns. Convertible arbitrage generally involves seeking to profit from the mispricing of the embedded option in a convertible bond. Frequently, this strategy is characterized by a long, convertible position and corresponding short position in the underlying stock. Convertible arbitrage may use low or high levels of leverage depending upon the specific securities held by the Portfolio Fund. The Portfolio Funds within this strategy have monthly to annual liquidity, and are generally subject to a 20 to 90 day notice period. A portion of a Portfolio Fund representing approximately 1% in this strategy has redemptions subject to a minimum lock-up period. Portfolio Funds representing approximately 19% in this strategy have a greater than quarterly redemption period. Portfolio Funds representing less than 1% in this strategy are in liquidation. Portfolio Funds representing approximately 53% in this strategy have gated redemptions at the investor account level and limit investors’ ability to redeem their full holdings at any redemption date. The remaining approximately 26% of the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date or within near term.

Global event-driven strategies can include distressed debt, risk arbitrage, special situations and activists. Portfolio Managers employing such strategies maintain positions in companies currently or potentially involved in a wide variety of corporate transactions. Event-driven exposure can include a combination of equity markets, credit markets and idiosyncratic, company-specific developments. The outcome of the investment is predicated on an event or catalyst. Risk arbitrage generally involves Portfolio Managers attempting to seek to exploit the change in the price of a firm’s securities as a result of a takeover or merger. Typically, the Portfolio Manager will take long positions in the securities of the target firm and short positions in the securities of the acquiring firm. Special situations strategies involve investing in securities of issuers that are engaged in, or expected to experience, certain special events such as restructurings, spin-offs, liquidations, privatizations, stock buybacks, bond upgrades from credit agencies, and earnings surprises, all with the intention of profiting from the outcome of such events. Distressed securities involve investing in securities of a company that is near or in bankruptcy and, as a result, the securities are trading at a reduced price. Activist strategies attempt to obtain representation on a company’s board of trustees to impact the firm’s policies or strategic direction. They can employ an investment process primarily focused on opportunities in equity and equity related instruments of companies which are currently or prospectively engaged in a corporate transaction or other catalyst-oriented situation. Activist strategies are distinguished from other event-driven strategies in that, over a given market cycle, activist strategies would expect to have greater than 50% of the portfolio in activist positions. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to 30 to 90 day notice period. A Portfolio Fund representing approximately 1% in this strategy is classified as a side pocket investment. Portfolio Funds

26	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

representing approximately 26% in this strategy have gated redemptions at the investor account level and limit investors’ ability to redeem their full holdings at any redemption date. The remaining approximately 73% of the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date or within near term.

Global macro strategies seek to profit from changes in global financial markets and take positions to take advantage of changes in interest rates, exchange rates, liquidity and other macroeconomic factors. Investments may be either long or short in cash securities, derivative contracts, or options, and may be in equities, fixed-income markets, currencies, or commodities (e.g., agricultural, metals, energy). This category is composed of three major management strategies: discretionary strategies, systematic strategies and natural resources strategies. Portfolio Managers using discretionary global macro strategies seek to profit by capturing market moves throughout a broad universe of investment opportunities. These opportunities include financial markets, such as global equity, currency, and fixed-income markets, as well as non-financial markets, such as the energy, agricultural, and metals markets. These Portfolio Managers utilize a combination of fundamental market research and information in conjunction with quantitative modeling to identify opportunities that exist within the markets. While the markets they invest in may be diverse, these Portfolio Managers tend to hold more concentrated positions in a limited number of markets at any one time. Positions may be long and short in different markets, and the Portfolio Managers tend to employ leverage. Portfolio Managers using systematic global macro strategies employ proprietary or other models to identify opportunities that exist within a diverse group of financial and non-financial markets and establish positions based on the models. While subjective investment decisions are made, such decisions are the result of a heavier reliance upon models than is the case with discretionary strategies and the vast majority of trading decisions are executed without discretion. Portfolio Managers employing systematic strategies tend to hold positions in several markets at the same time, may be both long and short, and tend to use leverage when establishing positions. Portfolio Managers using natural resources trading strategies use commodity trading strategies generally investing on a global basis in a portfolio of securities, commodities and derivative instruments relating to “Commodity and Basic Industries,” which include but are not limited to energy, chemicals, agriculture, food, precious metals, industrial materials (and their related support industries, including oil service, mining equipment, forest products, building/construction materials, ferrous and non-ferrous metals, petrochemicals, and plastics) and related industries and manufacturing (e.g., homebuilding, automobile manufacturing and auto parts, shipbuilding, and construction and construction engineering). Natural resources trading includes cash commodities and futures, forward, option and swap contracts in agricultural, metals and energy items among other commodities, while equity investments include securities of companies that produce, process, convert, transport and service such commodities. The Portfolio Funds within this strategy have monthly to quarterly liquidity, and are generally subject to 30 to 90 day notice period. A Portfolio Fund representing 5% in this strategy has gated redemptions at the investor account level and limits investors’ ability to redeem their

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Notes to financial statements (unaudited) (cont’d)

full holdings at any redemption date. The remaining approximately 95% of the Portfolio Funds in this strategy can be redeemed with no restrictions as of the measurement date or within near term.

The Master Fund is not able to obtain complete investment holding details of each of the Portfolio Funds in order to determine whether the Master Fund’s proportionate share of any investments held by a Portfolio Fund exceeds 5% of the net assets of the Master Fund as of September 30, 2015. However, as of each Portfolio Fund’s most recently available audited financial statements, a review of the condensed schedule of investments did not indicate any investments for which the Master Fund’s proportionate share exceeded 5% of net assets of the Master Fund.

(b) Cash. The cash at September 30, 2015 consists of deposit accounts with The Bank of New York Mellon. Such cash, at times, may exceed U.S. federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such bank deposits.

(c) Security transactions and investment income. The Master Fund’s transactions are accounted for on a trade-date basis. Realized gains and losses on Master Fund transactions are determined by use of the specific identification method. Interest income and expenses are recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. The Master Fund will indirectly bear a portion of the Portfolio Funds’ income and expenses, including management fees and incentive fees charged by the Portfolio Funds. That income and those expenses are recorded in the Master Fund’s financial statements as unrealized appreciation/ depreciation and not as income or expense on the Statement of Operations or in the Financial Highlights.

(d) Compensating balance arrangements. The Master Fund has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Master Fund’s cash on deposit with the bank.

(e) Method of allocation. Net investment income and net realized gains and/or losses of the Master Fund are allocated pro rata, based on respective ownership interests, among the investors in the Master Fund.

(f) Income taxes. The Master Fund is classified as a partnership for federal income tax purposes. As such, each investor in the Master Fund is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Master Fund. Therefore, no U.S. federal income tax provision is required. It is intended that the Master Fund’s assets will be managed so an investor in the Master Fund can satisfy the requirements of Subchapter M of the Internal Revenue Code.

For tax purposes, the Master Fund became a partnership following the special distribution on June 27, 2013 made by Permal Hedge Strategies Fund I when Permal Hedge Strategies Fund I and Permal Hedge Strategies Fund II contributed their interests in the Portfolio Funds

28	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

received as a result of this special distribution to the Master Fund in exchange for interests in the Master Fund.

The tax basis of the investments in the Portfolio Funds that were contributed to the Master Fund was increased for the gain recognized by Permal Hedge Strategies Fund I as a result of the special distribution. This resulted in a higher tax vs. book cost of investments at the Master Fund and less gain or loss to be recognized upon future dispositions of the Portfolio Funds.

Management has analyzed the Master Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of September 30, 2015, no provision for income tax is required in the Master Fund’s financial statements. The Master Fund’s U.S. federal and state income tax returns for the current tax year are subject to examination by Internal Revenue Service and state departments of revenue.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Master Fund’s investment manager and Permal is the Master Fund’s sub-adviser and is a member of the Permal Group, owned indirectly by Permal Group Ltd., a holding company of an international financial group of companies. LMPFA is a wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”). Permal Group Ltd. is a subsidiary of Legg Mason.

Under the investment management agreement between the Master Fund and LMPFA, the Master Fund pays an investment management fee, calculated and paid monthly, at an annual rate of 1.10% of the Master Fund’s average monthly managed assets. “Managed assets” means net assets plus the principal amount of any borrowings and assets attributable to any preferred shares that may be outstanding.

During the six months ended September 30, 2015, LMPFA waived fees and/or reimbursed expenses of $10,482.

LMPFA is also permitted to recapture amounts waived or reimbursed within three years after the year in which LMPFA earned the fee or incurred the expense.

At September 30, 2015, the Master Fund had remaining fee waivers and/or expense reimbursements subject to recapture by LMPFA and respective dates of expiration as follows:

Expires March 31, 2017	$220,048
Expires March 31, 2018	141,158
Expires March 31, 2019	10,482
Total fee waivers/expense reimbursements subject to recapture	$371,688

LMPFA provides administrative and certain oversight services to the Master Fund. LMPFA delegates to the sub-adviser the day-to-day portfolio management of the Master Fund. For its services, LMPFA pays Permal an amount equal to 1.00% of the Master Fund’s average monthly managed assets.

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	29

Notes to financial statements (unaudited) (cont’d)

Fixed fees of the Portfolio Funds are generally expected to range from 1% to 3% annually of the value of the Master Fund’s investment and incentive allocations or fees of the Portfolio Funds are generally expected to range from 15% to 30% annually of a Portfolio Fund’s net profits or performance. These fixed fees and incentive allocations or fees of the Portfolio Funds are accounted for in the valuations of the Portfolio Funds and are not reflected in the management fees reflected in the Statement of Operations.

All officers and one Trustee of the Master Fund are employees of Legg Mason or its affiliates and do not receive compensation from the Master Fund.

3. Investments

For the six months ended September 30, 2015, the aggregate cost of purchases and proceeds from sales of Portfolio Funds (excluding short-term investments) were as follows:

Purchases	$4,950,000
Sales	4,797,022

At September 30, 2015, the aggregate gross unrealized appreciation and depreciation of investments for U.S. federal income tax purposes were as follows:

Gross unrealized appreciation	$5,132,395
Gross unrealized depreciation	(1,647,038)
Net unrealized appreciation	$3,485,357

4. Derivative instruments and hedging activities

For the six months ended September 30, 2015, the Master Fund did not invest in any derivative instruments.

5. Financial instruments with off-balance sheet risk

In the normal course of business, the Portfolio Funds in which the Master Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Master Fund’s risk of loss in these Portfolio Funds is limited to the value of its investment in the respective Portfolio Funds.

6. Redemption penalty

The Master Fund may be charged a redemption penalty for redeeming its interests of certain Portfolio Funds prior to the expiration of applicable lock-up periods. For the six months ended September 30, 2015, the Master Fund did not incur a redemption penalty.

7. Contingencies

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Master Fund’s maximum exposure under these arrangements is unknown, as any such exposure would result from future claims that may be, but have not yet been, made against the Master Fund based on events which have not yet occurred. However, based on

30	Permal Hedge Strategies Portfolio 2015 Semi-Annual Report

experience, the Master Fund believes the risk of loss from these arrangements to be remote.

8. Subsequent events

Management has evaluated the impact of all subsequent events on the Master Fund through the date financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Permal Hedge Strategies Portfolio 2015 Semi-Annual Report	31

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Permal Hedge Strategies Portfolio

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date: November 20, 2015

By:	/s/ Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date: November 20, 2015